CONSOLIDATED STATEMENTS OF CASH FLOWS, (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,128	$ 24,265	$ (44,387)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Stock based compensation and equity plan amortization	244	294	492
Realized and unrealized (gains) losses on mortgage-backed securities	(775)	(27,168)	140,957
Derivative, Gain (Loss) on Derivative, Net	58,891	45,207	(4,052)
Changes in operating assets and liabilities
Accrued interest receivable	2,683	837	1,203
Other assets	(446)	80	(3)
Accrued interest payable	(9,944)	4,656	(71)
Other liabilities	2,583	22	4
Due to affiliates	10	(32)	(143)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	55,374	48,161	94,000
From mortgage-backed securities investments
Purchases	(4,859,434)	(4,241,822)	(3,893,828)
Sales	4,200,536	3,321,206	3,885,817
Principal repayments	523,699	594,833	373,934
Proceeds from U.S. Treasury Securities	139,712	0	0
Payments on U.S. Treasury Securities	139,807	0	0
Net payments on reverse repurchase agreements	30	0	0
Payments on net settlement of to-be-announced securities	(881)	(8,423)	7,292
Purchase of interest rate swaptions, net of margin cash received	63,195	20,600	(6,805)
NET CASH USED IN INVESTING ACTIVITIES	(199,340)	(354,806)	380,020
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from repurchase agreements	33,140,625	45,595,010	52,096,292
Principal payments on repurchase agreements	(32,993,145)	(45,171,956)	(52,605,026)
Cash dividends	(53,645)	(53,307)	(59,312)
Proceeds From Issuance Of Common Stock, net of issuance costs	71,050	92,314	0
Payments For Repurchase Of Common Stock	68	3,024	26,423
NET CASH PROVIDED BY FINANCING ACTIVITIES	164,817	459,037	(594,469)
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	20,851	152,392	(120,449)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	278,655	126,263	246,712
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	299,506	278,655	126,263
Cash paid during the period for:
Interest Paid	35,000	79,010	70,431
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Securities Sold Settled In Later Period	0	0	220,655
Interest Rate Swaption [Member]
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Derivative, Gain (Loss) on Derivative, Net	(2,972)	(1,379)	1,502
Swap [Member]
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Derivative, Gain (Loss) on Derivative, Net	(59,055)	(39,471)	(1,027)
TBA Contracts [Member]
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Derivative, Gain (Loss) on Derivative, Net	3,231	(4,357)	(4,527)
US Treasury Securities [Member]
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Derivative, Gain (Loss) on Derivative, Net	$ (95)	$ 0	$ 0